Income Taxes - Components of Income Tax Expense (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current income tax							$ (4,533)
Deferred income tax			11,680,000	12,487,000	8,211,000	10,724,261	1,703,985
Total income tax expense	$ 807,000	$ 5,825,000	$ 11,680,000	$ 12,487,000	$ 8,210,000	$ 10,724,261	$ 1,699,452